Note 8 - Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Share-based Compensation, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	1,183,100	$3.50
Granted	41,400	0.15
Exercised	--	--
Forfeited or expired	(68,000)	1.50
Outstanding at September 30, 2015	1,156,500	$3.50
Exercisable at September 30, 2015	720,094	$5.42

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	1,197,044	$3.79
Granted	217,500	0.17
Exercised	-	-
Forfeited or expired	(231,444)	1.89
Outstanding at December 31, 2014	1,183,100	$3.50	6.6	$-0-
Exercisable at December 31, 2014	785,594	$5.09	5.2	$-0-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	5,108,826	$0.66
Issued – Series D Warrants (1)	16,666,666	0.17
Issued – Series E Warrants (1)	16,666,666	0.14
Issued – Series F Warrants (1)	16,666,666	0.17
Issued – Placement Agent Warrants (1)	1,333,333	0.17
Outstanding at September 30, 2015	56,442,157	$0.20
Exercisable at September 30, 2015	39,775,491	$0.21

Expiration Date	Number of Shares	Weighted Average Exercise Price
December 31, 2016	1,806,159	$1.00
January 16, 2017	45,000	1.00
January 31, 2017	567,001	1.00
March 21, 2017	2,690,666	0.35
Total Outstanding at December 31, 2014	5,108,826	$0.66

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Stock Option Expense	$16,926	$24,573	$50,516	$75,927
Common Stock Issued for Services	-	-	-	50,000
Warrant Modification Expense	-	-	-	39,711
Total Stock-Based Compensation Expense	$16,926	$24,573	$50,516	$165,638

	2014	2013	2012
General and administrative expense	$69,057	$101,896	$231,936
Research and development expense	32,134	41,539	78,140
Total stock option expense	$101,191	$143,435	$310,076

Schedule of Stock by Class [Table Text Block]
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	21,126,760
Common Stock Purchase Warrants	56,442,157
Equity Incentive Plans	1,197,529
Total	79,052,160

Stock Purchase Warrants	5,108,826
Stock Option Plan	1,197,529
Series B Convertible Preferred Stock	285,715
Total	6,592,070